EQUITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 06, 2025	Aug. 08, 2025	Jul. 17, 2025	Apr. 15, 2025	Mar. 24, 2025	Nov. 21, 2024	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Common shares authorized	83,554,346	72,399,495
Options issued	1,455,492
Common shares issued	5,500,000			24,000,000	897,134	8,100,510	1,218,222
Stock option granted	448,398
share-based payment expense	$ 2,201	$ 186	$ 287
Prepayment outstanding amount									$ 1,964
Hedge accounting value	$ 1,775	3,736	737
Repurchase common shares	162,826							2,690
share capital	$ 834,430	599,200
Cancelaration shares	96,141
Proceeds initial public offering	196,437
Proceeds initial public offering	199	194	229
Cash transaction costs	18,076
Equity	$ 265,737	$ 222,955	$ 314,802							$ 310,127
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Common shares issued	1,455,492	1,052,589
Brazilian [Member]
IfrsStatementLineItems [Line Items]
Repurchase common shares	20,424
share capital	$ 351
Greenshoe Option [Member]
IfrsStatementLineItems [Line Items]
Proceeds initial public offering	21,756
Equity	$ 200,116